Share-Based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

NOTE 12 – SHARE-BASED COMPENSATION

a)	Stock option plan – general

In June 2019, the Company adopted the 2019 Equity Incentive Plan, under which all Ordinary Shares that remained available for future grant under all then existing plans were reserved for issuance with respect to awards that may be granted under the 2019 Equity Incentive Plan.

As of December 31, 2020, 2,350,704 Ordinary Shares were authorized for issuance to employees, directors and consultants under the 2019 Equity Incentive Plan, of which 177,632 shares were available for future grant.

Equity Incentive Plans and agreements generally expire after ten years from the date of grant. Upon termination of the optionee’s employment or other relationship with the Company, options cease vesting, vested options forfeit. Ordinary shares underlying options that are canceled or not exercised within the option term become available for future grant.

b)	Stock option information

The estimated fair value of stock option awards was determined on the date of grant using the Black-Scholes option valuation model with the following weighted-average assumptions during the periods indicated:

	Year ended December 31,
	2020	2019	2018
Weighted Average Risk-free interest rate	0.46%	1.67%	2.81%
Dividend yield	-	-	-
Weighted Average Volatility factor	76.32%	73.71%	74.73%
Weighted Average Expected life of the options	6	5	6

The following table contains additional information concerning options granted under the existing stock-option plans:

	For the year ended December 31,
	2020		2019		2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of the year	1,625,042	$5.72	1,801,418	$4.33	1,658,778	$4.11
Granted	360,500	$4.46	158,021	$8.72	305,244	$5.85
Forfeited and expired	(63,376)	$6.26	(128,256)	$5.24	(162,543)	$4.96
Exercised	(37,746)	$2.69	(221,641)	$2.70	(61)	$2.69
Pre-merger Bioblast options	-		$15,500	$90.17	-	$-
Outstanding at end of the year	1,884,420	$5.52	1,625,042	$5.72	1,801,418	$4.33
Exercisable at end of the year	1,283,193	$5.15	1,098,691	$3.71	1,026,582	$3.26

Following is a summary of changes in nonvested shares granted:

	For the year ended December 31,
	2020		2019		2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance at beginning of the year	526,351	$7.03	774,836	$5.70	885,879	$5.52
Granted	360,500	$3.86	158,021	$8.72	305,244	$5.85
Vested during the year	(249,965)	$6.07	(278,250)	$5.21	(257,068)	$4.97
Forfeited during the year	(35,659)	$6.24	(128,256)	$5.24	(159,219)	$5.16
Balance at end of the year	601,227	$5.93	526,351	$7.03	774,836	$5.70

The weighted-average fair value at grant date of options granted 2020, 2019 and 2018 were $2.93, $5.29 and $5.98.

The total unrecognized estimated compensation cost related to non-vested stock options granted until December 31, 2020 was $1,584, which is expected to be recognized over a weighted average period of 2 years.

c)	Set forth below is data regarding the range of exercise prices and remaining contractual life (in years) for options outstanding at December 31, 2020:

Exercise Price	Number of Options Outstanding	Average Remaining Contractual Life (in years)	Intrinsic Value of Options Outstanding (in thousands)	No. of options exercisable
$2.69	685,992	4.51	$3,937,594	684,869
$3.66	250,000	9.34	$1,191,750	55,556
$4.68	63,000	9.25	$236,250	-
$6.22	659,861	7.05	$1,455,922	480,634
$8.19	150,000	8.88	$36,000	37,500
$9.02	40,500	9.88	$-	-
$10.12	12,126	7.93	$-	7,274
$12.21	2,421	8.24	$-	605
$21.4	5,020	8.57	$-	1,255
$90.16	15,500	0.69	$-	15,500
	1,884,420		$6,857,516	1,283,193

The total intrinsic value of options exercised during 2020 was $217 thousand.

d)	The following table summarizes share-based compensation expenses related to grants under the Equity Incentive Plan included in the statements of operations:

	Year ended December 31,
(in thousands)	2020	2019	2018
Research & development	$401	$607	$862
General & administrative	269	203	147
Total	$670	$810	$1,009